COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2017
Commitments And Contingencies Tables
Schedule of Future Minimum Rental Payments for Operating Leases
Year Ending December 31,	Operating Leases
2017 (remainder of the year)	$25,000
2018	100,000
2019	100,000
2020	100,000
2021	100,000
thereafter	525,000
Total minimum lease payments	$950,000